13F-HR
          12/31/2012

             0000846633
             e$e3akrv

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 12/31/2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      2/14/2013

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                54
FORM 13F Information Table Value Total:                            366,294
List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
7 DAYS GRP		      COM     81783J101	      187            15555 	  SH    SOLE               15555
AK Steel Holding              COM     001547108        75            16472        SH    SOLE               16472
AMKOR			      COM     031652100	      117	     27793	  SH	SOLE		   27793
ANN Inc                       COM     035623107       201             5942        SH    SOLE                5942
AOL Inc                       COM     00184X105       214             7246        SH    SOLE                7246
Brocade Communications        COM     111621306       104            19643        SH    SOLE               19643
Commvault Systems             COM     204166102       241             3467        SH    SOLE                3427
Cooper Tire & Rubber          COM     216831107       222             8767        SH    SOLE                8767
Corelogic                     COM     21871D103       218             8135        SH    SOLE                8135
Cornerstone                   COM     21925Y103       340            11543        SH    SOLE               11543
E-Commerce China              COM     26833A105        83            20678        SH    SOLE               20678
Expedia Inc                   COM     30212P303       319             5201        SH    SOLE                5201
Giant Interactive             COM     374511103       290            53844        SH    SOLE               53844
Golden Star                   COM     38119T104       183            99985        SH    SOLE               99985
Grand Canyon Ed               COM     38526M106       223             9536        SH    SOLE                9536
Green Dot                     COM     39304D102       239            19638        SH    SOLE               19638
Groupon Inc                   COM     399473107        96            19795        SH    SOLE               19795
HH Gregg                      COM     42833L108        86            12282        SH    SOLE               12282
Hovnanian Enterprises         COM     442487203       115            16481        SH    SOLE               16481
Idenix Pharm                  COM     45166R204        79            16357        SH    SOLE               16357
IDT Corp                      COM     448947507       105            11081        SH    SOLE               11081
Kaiser Alum Corp              COM     483007704       252             4095        SH    SOLE                4095
Kulicke & Soffa               COM     501242101       201            16817        SH    SOLE               16817
Magnum Hunter Resources       COM     55973B102        59            15012        SH    SOLE               15012
Mannkind                      COM     56400P201        88            38145        SH    SOLE               38145
Netscout Sys Inc              COM     64115T104       428            16498        SH    SOLE               16498
Office Depot                  COM     676220106       178            54459        SH    SOLE               54459
Officemax Inc                 COM     67622P101       203            20868        SH    SOLE               20868
Parker Drilling               COM     701081101       117            25570        SH    SOLE               25570
Pilgrims Pride                COM     72147K108        90            12464        SH    SOLE               12464
Pioneer Drilling              COM     723664108       108            14983        SH    SOLE               14983
Power One Inc                 COM     79330R102        89            21846        SH    SOLE               21846
Rite Aid                      COM     767754104        49            36328        SH    SOLE               36328
Silicon Image                 COM     82705T102       120            24378        SH    SOLE               24378
Silvercorp Metal              COM     82835P103       195            38229        SH    SOLE               38229
Solarwinds Inc                COM     83416B109       343             6457        SH    SOLE                6457
Taser International           COM     87651B104       184            20668        SH    SOLE               20668
TOUSA Inc                     COM     872962105        67            32067        SH    SOLE               32067
Tupperware                    COM     899896104       467             7298        SH    SOLE                7298
United Rentals                COM     911363109       219             4824        SH    SOLE                4824
Uranerz Energy                COM     91688T104        77            55718        SH    SOLE               55718
Vitamin Shoppe                COM     92849E101       379             6622        SH    SOLE                6622
ipath GSCI                    ETF     06738C794      1938            58250        SH    SOLE               58250
ishares MSCI Canada           ETF     464286509     35235          1240685        SH    SOLE             1240685
ishares MSCI EAFE             ETF     464287465     77283          1359192        SH    SOLE             1359192
ishares MSCI EM Index         ETF     464287234    150941          3403407        SH    SOLE             3403407
ishares MSCI Taiwan           ETF     464286731       222            16300        SH    SOLE               16300
ishares Russell 3000          ETF     464287689      3742            44190        SH    SOLE               44190
ishares S&P 100 Index         ETF     464287101      2347            36285        SH    SOLE               36285
S&P 500 Depository            ETF     78462F103      3020            21210        SH    SOLE               21210
S&P GSCI Commodity Index      ETF     46428R107      1424            43430        SH    SOLE               43430
Vanguard MSCI EM Index        ETF     922042858     78424          1761170        SH    SOLE             1761170
ishares Russell 1000          ETF     464287614      2130            32530        SH    SOLE               32530
IPATH GSCI                    ETF     06738C794      1938            58250        SH    SOLE               58250